Summary of Significant Accounting Policies: Recently Adopted Accounting Standard Updates (Policies)	12 Months Ended
Dec. 31, 2017
Policies
Recently Adopted Accounting Standard Updates

Recently Adopted Accounting Standard Updates

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2017-08, Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”), with an effective date in 2019 for public business entities and 2020 for others. The ASU shortens the amortization period for callable debt securities purchased at a premium to the earliest call date. The Company early adopted ASU 2017-08 in 2017; the new guidance did not have a material impact on the financial statements.